Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Victory Variable Insurance Funds II
Entity Central Index Key	0002042317
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	May 01, 2025
Supplement to Prospectus [Text Block]	Victory Pioneer Bond VCT Portfolio
(the “Fund”)Supplement dated February 6, 2026
to the Prospectus dated March 31, 2025,
as in effect and as may be amended from time to timeThe following replaces similar information under the heading “Principal Investment Strategy” in the section titled “Fund Summary”:The Fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in securities of emerging market issuers.